Net Loss Per Common Share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings Per Share [Abstract]
Schedule of Basic and Diluted Loss per Share
The following table sets forth the computation of historical basic and diluted net loss per share (in thousands, except per share amounts):

	Years Ended December 31,
	2021	2020
Numerator
Net Loss	$(294,387)	$(250,316)
Denominator
Weighted-average common shares used in computing basic and diluted net loss per share	8,011,660	6,261,247
Net loss per share, basic and diluted	$(36.74)	$(39.98)

Schedule of Antidilutive Securities
The following potential common shares outstanding were excluded from the computation of diluted net loss per share because including them would have been anti-dilutive:

	Years Ended December 31,
	2021	2020
Options to purchase common stock	19,865,244	12,802,899
Common stock subject to repurchase or forfeiture	1,656,613	4,562,207
Redeemable convertible preferred stock(1)	75,767,082	75,664,679
Exchangeable shares	21,991,418	22,017,113
Total common stock equivalents	119,280,357	115,046,898
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(1)Includes the warrants reclassified to equity as of December 31, 2021 and those issued in connection with the 2018 Loan and Security Agreement and related amendment as of December 31, 2021 and 2020.